DIRECT FINANCING LEASE (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Remainder 2020	$ 61,074	$ 122,148
2021	122,148	122,148
2022	122,148	122,148
2023	122,148	122,148
2024	122,148	122,148
Thereafter	162,864	162,864
Sub-total	712,530	773,604
Less deferred revenue	(184,290)	(213,568)
Net investment in lease	$ 528,240	$ 560,036